Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 5,788	$ 11,823	$ 641
Total	268,585	281,129	279,222
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	216,822	224,191	233,346
Bareboat revenues
Operating Leases
Revenue from contract with customers	45,975	45,115	45,235
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 262,797	$ 269,306	$ 278,581